BrandywineGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - 89.3%
1211 Avenue of the Americas Trust, 2015-1211 C	4.280%	8/10/35	7,610,000		$8,270,486	(b)(c)
BAMLL Commercial Mortgage Securities Trust, 2016-FR14 B	2.831%	2/27/48	5,780,000		5,749,148	(b)(c)
BAMLL Re-REMIC Trust, 2013-FRR3 A, PO	0.000%	6/26/23	7,500,000		6,628,372	(b)
Bancaja FTA, 10 C (3 mo. EURIBOR + 0.500%)	0.094%	5/22/50	14,200,000	EUR	13,114,099	(c)(d)
CD Mortgage Trust, 2016-CD2 C	4.162%	11/10/49	9,415,000		9,986,765	(c)
CGDBB Commercial Mortgage Trust, 2017-BIOC B (1 mo. USD LIBOR + 0.970%)	2.646%	7/15/32	7,364,987		7,366,677	(b)(c)
Citigroup Commercial Mortgage Trust, 2013-GC11 D	4.563%	4/10/46	4,680,000		4,883,899	(b)(c)
Citigroup Commercial Mortgage Trust, 2015-GC29 C	4.274%	4/10/48	10,514,000		11,183,021	(c)
Citigroup Commercial Mortgage Trust, 2015-GC31 AS	4.191%	6/10/48	4,000,000		4,394,336	(c)
Citigroup Commercial Mortgage Trust, 2016-P5 AS	3.396%	10/10/49	6,000,000		6,385,445
Commercial Mortgage Trust, 2014-CR15 B	4.846%	2/10/47	11,400,000		12,642,104	(c)
Commercial Mortgage Trust, 2014-CR15 D	4.896%	2/10/47	8,316,900		8,924,533	(b)(c)
Commercial Mortgage Trust, 2014-CR16 AM	4.278%	4/10/47	6,800,000		7,321,756
Commercial Mortgage Trust, 2015-CR26 AM	4.085%	10/10/48	5,500,000		6,018,334	(c)
Commercial Mortgage Trust, 2015-LC21 AM	4.043%	7/10/48	8,000,000		8,761,104	(c)
Commercial Mortgage Trust, 2015-LC21 D	4.447%	7/10/48	7,175,000		7,366,063	(c)
Commercial Mortgage Trust, 2017-COR2 AM	3.803%	9/10/50	7,857,000		8,611,103
CSAIL Commercial Mortgage Trust, 2015-C3 AS	4.053%	8/15/48	2,065,000		2,228,669	(c)
CSAIL Commercial Mortgage Trust, 2016-C6 AS	3.346%	1/15/49	5,250,000		5,510,729
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-SPI4 M1	4.460%	11/25/48	59,046		58,939	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-DNA3 B1 (1 mo. USD LIBOR + 3.250%)	4.911%	7/25/49	6,250,000		6,514,817	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-FTR3 B2 (1 mo. USD LIBOR + 4.800%)	6.536%	9/25/47	2,500,000		2,692,763	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-FTR4 B2 (1 mo. USD LIBOR + 5.000%)	6.661%	11/25/47	3,500,000		3,725,688	(b)(c)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Alternative Credit Fund 2020 Quarterly Report	1

BrandywineGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-HQA3 B1 (1 mo. USD LIBOR + 3.000%)	4.661%	9/25/49	5,000,000		$5,209,067	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA1 B2 (1 mo. USD LIBOR + 5.250%)	6.909%	1/25/50	5,965,000		6,221,155	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-HQA1 B2 (1 mo. USD LIBOR + 5.100%)	6.749%	1/25/50	5,170,000		5,246,441	(b)(c)(e)
Federal National Mortgage Association (FNMA) - CAS, 2019-HRP1 B1 (1 mo. USD LIBOR + 9.250%)	10.911%	11/25/39	12,300,000		14,062,814	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1B1 (1 mo. USD LIBOR + 3.400%)	5.061%	10/25/39	12,365,000		12,776,225	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	5.761%	7/25/39	6,645,000		7,093,185	(b)(c)
Fondo de Titulizacion de Activos Santander Hipotecario, 2 E (3 mo. EURIBOR + 2.100%)	1.707%	1/18/49	5,000,000	EUR	4,921,565	(c)(d)
Fondo de Titulizacion de Activos UCI, 17 B (3 mo. EURIBOR + 0.350%, 0.000% floor)	0.000%	12/17/49	5,400,000	EUR	5,288,538	(c)(d)
FREMF Mortgage Trust, 2014-K716 C	4.084%	8/25/47	7,000,000		7,172,084	(b)(c)
FREMF Mortgage Trust, 2015-K718 C	3.663%	2/25/48	9,900,000		10,107,254	(b)(c)
FREMF Mortgage Trust, 2015-K721 B	3.681%	11/25/47	8,685,000		9,058,368	(b)(c)
FREMF Mortgage Trust, 2016-K722 C	3.975%	7/25/49	6,000,000		6,189,347	(b)(c)
FREMF Mortgage Trust, 2017-K61 C	3.810%	12/25/49	12,617,000		13,168,257	(b)(c)
FREMF Mortgage Trust, 2017-K726 C	4.108%	7/25/49	9,409,000		9,843,931	(b)(c)
Grifonas Finance PLC, 1 B (6 mo. EURIBOR + 0.520%)	0.105%	8/28/39	4,000,000	EUR	3,959,930	(c)(d)
GS Mortgage Securities Trust, 2014-GC20 AS	4.258%	4/10/47	4,682,774		5,045,312
Hipocat 8 FTA, HIPO-8 C (3 mo. EURIBOR + 0.260%, 0.000% floor)	0.000%	3/15/38	4,157,916	EUR	4,372,608	(c)(d)
Hipocat FTA, HIPO-9 C (3 mo. EURIBOR + 0.290%, 0.000% floor)	0.000%	7/15/38	8,800,000	EUR	8,848,138	(c)(d)
Hipocat 10 FTA, HIPO-10 B (3 mo. EURIBOR + 0.300%, 0.000% floor)	0.000%	10/24/39	8,600,000	EUR	8,553,497	(c)(d)
IM Pastor FTA, 4 B (3 mo. EURIBOR + 0.190%, 0.000% floor)	0.000%	3/22/44	11,500,000	EUR	8,385,345	(c)(d)
IM Pastor FTH, 3 B (3 mo. EURIBOR + 0.290%, 0.000% Floor)	0.000%	3/22/43	8,800,000	EUR	5,974,256	(c)(d)

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Alternative Credit Fund 2020 Quarterly Report

BrandywineGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
JPMBB Commercial Mortgage Securities Trust	4.023%	12/1/48	4,595,000		$5,033,039
JPMBB Commercial Mortgage Securities Trust, 2013-C14 AS	4.409%	8/15/46	14,581,000		15,629,736	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.371%	11/15/45	15,375,000		16,823,960	(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C32 C	4.817%	11/15/48	28,824,000		31,016,094	(c)
JPMCC Re-REMIC Trust, 2015-FRR2 BK39, PO	0.000%	8/27/47	9,044,800		7,484,290	(b)
LSTAR Commercial Mortgage Trust, 2015-3 AS	3.296%	4/20/48	8,678,000		8,913,188	(b)(c)
LSTAR Commercial Mortgage Trust, 2017-5 A4	3.390%	3/10/50	4,850,000		5,044,340	(b)
LSTAR Commercial Mortgage Trust, 2017-5 AS	4.021%	3/10/50	5,280,000		5,751,805	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C7 C	4.260%	2/15/46	4,303,000		4,460,745	(c)
Multifamily Connecticut Avenue Securities Trust, 2019-01 M10 (1 mo. USD LIBOR + 3.250%)	4.911%	10/15/49	11,810,000		12,441,568	(b)(c)
Newgate Funding PLC, 2007-3X CB (3 mo. EURIBOR + 1.500%)	1.105%	12/15/50	3,583,927	EUR	3,891,269	(c)(d)
Paragon Mortgages PLC, 13X C1B (3 mo. EURIBOR + 0.780%)	0.391%	1/15/39	5,495,531	EUR	5,711,924	(c)(d)
RMAC Securities No 1 PLC, 2006-NS1X B1C (3 mo. EURIBOR + 0.880%)	0.487%	6/12/44	6,731,954	EUR	7,177,382	(c)(d)
RMAC Securities No 1 PLC, 2006-NS1X M2A (3 mo. GBP LIBOR + 0.470%)	1.249%	6/12/44	1,473,075	GBP	1,864,027	(c)(d)
RMAC Securities No 1 PLC, 2006-NS4X M1C (3 mo. EURIBOR + 0.270%, 0.000% floor)	0.000%	6/12/44	2,908,098	EUR	3,081,465	(c)(d)
RMAC Securities No 1 PLC, 2007-NS1X M1A (3 mo. GBP LIBOR + 0.270%)	1.049%	6/12/44	2,138,947	GBP	2,632,986	(c)(d)
RMAC Securities No 1 PLC, 2007-NS1X M1C (3 mo. EURIBOR + 0.270%, 0.000% floor)	0.000%	6/12/44	3,055,639	EUR	3,170,228	(c)(d)
SFAVE Commercial Mortgage Securities Trust, 2015-5AVE D	4.534%	1/5/43	11,000,000		10,957,334	(b)(c)
TDA FTA, 24 A1 (3 mo. EURIBOR + 0.130%, 0.000% floor)	0.000%	6/22/40	116,556	EUR	129,113	(c)(d)
TDA FTA, 27 A3 (3 mo. EURIBOR + 0.190%, 0.000% floor)	0.000%	12/28/50	29,800,000	EUR	29,194,014	(c)(d)
UBS Commercial Mortgage Trust, 2017-C3 AS	3.739%	8/15/50	5,000,000		5,395,731	(c)
VNDO Mortgage Trust, 2012-6AVE C	3.448%	11/15/30	12,000,000		12,325,795	(b)(c)
WaMu Commercial Mortgage Securities Trust, 2007-SL2 F	4.512%	12/27/49	4,000,000		4,138,416	(b)(c)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Alternative Credit Fund 2020 Quarterly Report	3

BrandywineGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
WaMu Commercial Mortgage Securities Trust, 2007-SL3 J	4.807%	3/23/45	15,286,000		$14,376,844	(b)(c)
Wells Fargo Re-REMIC Trust, 2013-FRR1 AK16, PO	0.000%	12/27/43	3,000,000		2,845,199	(b)
Wells Fargo Re-REMIC Trust, 2013-FRR1 BK20, PO	0.000%	5/27/45	14,760,000		13,547,416	(b)
Wells Fargo Re-REMIC Trust, 2013-FRR1 BK26, PO	0.000%	1/27/45	6,000,000		5,405,756	(b)
WFRBS Commercial Mortgage Trust, 2014-LC14 AS	4.351%	3/15/47	15,910,911		17,125,879	(c)
WFRBS Commercial Mortgage Trust, 2016-LC24 XEF, IO	1.769%	10/15/49	23,520,000		2,425,987	(b)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $560,853,862)					577,831,697

CORPORATE BONDS & NOTES - 2.2%
COMMUNICATION SERVICES - 2.0%
Wireless Telecommunication Services - 2.0%
Sprint Corp., Senior Notes	7.250%	9/15/21	12,264,000		12,884,191

MATERIALS - 0.2%
Containers & Packaging - 0.2%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	1,325,000		1,354,938	(b)

TOTAL CORPORATE BONDS & NOTES (Cost - $14,017,632)					14,239,129

ASSET-BACKED SECURITIES - 0.5%
Towd Point Mortgage Trust, 2017-5 M1 (1 mo. USD LIBOR + 1.200%) (Cost - $3,489,571)	2.861%	2/25/57	3,500,000		3,555,152	(b)(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $578,361,065)					595,625,978

SHORT-TERM INVESTMENTS - 7.0%
SOVEREIGN BONDS - 6.1%
Egypt Treasury Bills	10.650%	3/10/20	313,075,000	EGP	19,602,347	(f)
Egypt Treasury Bills	6.696%	3/17/20	313,875,000	EGP	19,704,330	(f)

TOTAL SOVEREIGN BONDS (Cost - $39,138,180)					39,306,677

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Alternative Credit Fund 2020 Quarterly Report

BrandywineGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 0.9%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $6,195,993)	1.462%	6,195,993	$6,195,993

TOTAL SHORT-TERM INVESTMENTS (Cost - $45,334,173)			45,502,670

TOTAL INVESTMENTS - 99.0% (Cost - $623,695,238)			641,128,648
Other Assets in Excess of Liabilities - 1.0%			6,162,675

TOTAL NET ASSETS - 100.0%			$647,291,323

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

CAS	— Connecticut Avenue Securities
EGP	— Egyptian Pound
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
USD	— United States Dollar

See Notes to Schedule of Investments.

BrandywineGLOBAL — Alternative Credit Fund 2020 Quarterly Report	5

BrandywineGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

At January 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	328	3/20	$62,250,777	$63,529,500	$1,278,723

At January 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	107,804,708	EUR	96,800,000	JPMorgan Chase & Co.	3/11/20	$180,446
USD	5,884,367	EUR	5,320,000	UBS Securities LLC	3/11/20	(30,520)
USD	3,644,926	GBP	2,790,000	Citibank N.A.	4/23/20	(47,475)

Total						$102,451

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

At January 31, 2020, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2020[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC (Goodyear Tire & Rubber Co., 5.000%, due 5/31/26)	$11,137,000	6/20/22	0.610%	5.000% quarterly	$1,150,523	$1,049,513	$101,010
Barclays Bank PLC (Rite Aid Corp., 7.700%, due 2/15/27)	2,000,000	6/20/20	2.477%	5.000% quarterly	19,498	(6,948)	26,446

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Alternative Credit Fund 2020 Quarterly Report

BrandywineGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1] (cont’d)
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2020[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC (Rite Aid Corp., 7.700%, due 2/15/27)	$4,310,000	6/20/20	2.477%	5.000% quarterly	$42,018	$(7,413)	$49,431
Barclays Bank PLC (Sprint Communications Inc., 7.000%, due 8/15/20)	11,780,000	6/20/21	1.413%	5.000% quarterly	578,136	589,116	(10,980)
Barclays Bank PLC (T-Mobile USA Inc., 4.000%, due 4/15/22)	11,000,000	6/20/22	0.321%	5.000% quarterly	1,215,177	1,131,424	83,753
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	3,280,000	6/20/22	0.585%	1.000% quarterly	32,073	(118,790)	150,863
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	9,980,000	12/20/22	0.729%	1.000% quarterly	76,484	(248,082)	324,566

Total	$53,487,000				$3,113,909	$2,388,820	$725,089

See Notes to Schedule of Investments.

BrandywineGLOBAL — Alternative Credit Fund 2020 Quarterly Report	7

BrandywineGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2020

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Alternative Credit Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Alternative Credit Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

9

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

10

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Collateralized Mortgage Obligations	—	$577,831,697	—	$577,831,697
Corporate Bonds & Notes	—	14,239,129	—	14,239,129
Asset-Backed Securities	—	3,555,152	—	3,555,152

Total Long-Term investments	—	595,625,978	—	595,625,978

Short-Term Investments†:
Sovereign Bonds	—	39,306,677	—	39,306,677
Money Market Funds	$6,195,993	—	—	6,195,993

Total Short-Term Investments	6,195,993	39,306,677	—	45,502,670

Total Investments	$6,195,993	$634,932,655	—	$641,128,648

Other Financial Instruments:
Futures Contracts	$1,278,723	—	—	$1,278,723
Forward Foreign Currency
Contracts	—	$180,446	—	180,446
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	3,113,909	—	3,113,909

Total other financial instruments	$1,278,723	$3,294,355	—	$4,573,078

Total	$7,474,716	$638,227,010	—	$645,701,726

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$77,995	—	$77,995

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

11